Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	ICBK
Entity Registrant Name	County Bancorp, Inc.
Entity Central Index Key	0001470205
Entity Filer Category	Smaller Reporting Company